Note 15 - Fair Value Measurement (Details) (USD $)	1 Months Ended				12 Months Ended
	Dec. 19, 2013	Dec. 31, 2013	Nov. 25, 2013	Aug. 30, 2013	Dec. 19, 2013	Dec. 31, 2013
Note 15 - Fair Value Measurement (Details) [Line Items]
Proceeds from Convertible Debt	$ 250,000		$ 200,000	$ 200,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.02	$ 0.02			$ 0.02	$ 0.02
Debt Instrument, Convertible, Threshold Consecutive Trading Days					20 days	20 days
Debt Instrument, Convertible, Stock Price Trigger (in Dollars per share)		$ 0.04			$ 0.04	$ 0.04
Derivative Asset, Fair Value, Gross Liability	$ 243,889	$ 243,889			$ 243,889	$ 243,889
Minimum [Member]
Note 15 - Fair Value Measurement (Details) [Line Items]
Fair Value Inputs, Discount Rate						0.60%